Financial instruments: valuation - Hierarchy of assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of assets
Financial assets	£ 702,601	£ 720,053
Derivatives [Member]
Fair value of assets
Financial assets	81,873	99,545
Financial Assets [Member]
Fair value of assets
Financial assets	35,516	30,895
At fair value
Fair value of assets
Financial assets	149,656	162,882
At fair value | Trading loans
Fair value of assets
Financial assets	32,033	35,655
At fair value | Trading securities
Fair value of assets
Financial assets	16,860	9,922
At fair value | Derivatives [Member]
Fair value of assets
Financial assets	81,873	99,545
At fair value | Other loans
Fair value of assets
Financial assets	803	899
At fair value | Other securities
Fair value of assets
Financial assets	18,087	16,861
At fair value | Level 1
Fair value of assets
Financial assets	£ 23,588	£ 17,848
As a % of total value assets	16.00%	11.00%
At fair value | Level 1 | Trading securities
Fair value of assets
Financial assets	£ 13,099	£ 7,463
At fair value | Level 1 | Derivatives [Member]
Fair value of assets
Financial assets	1	5
At fair value | Level 1 | Other securities
Fair value of assets
Financial assets	10,488	10,380
At fair value | Level 2
Fair value of assets
Financial assets	£ 123,963	£ 142,701
As a % of total value assets	83.00%	88.00%
At fair value | Level 2 | Trading loans
Fair value of assets
Financial assets	£ 31,756	£ 35,260
At fair value | Level 2 | Trading securities
Fair value of assets
Financial assets	3,761	2,458
At fair value | Level 2 | Derivatives [Member]
Fair value of assets
Financial assets	80,942	98,533
At fair value | Level 2 | Other loans
Fair value of assets
Financial assets	119	172
At fair value | Level 2 | Other securities
Fair value of assets
Financial assets	7,385	6,278
At fair value | Level 3
Fair value of assets
Financial assets	£ 2,105	£ 2,333	£ 2,059	£ 2,052
As a % of total value assets	1.00%	1.00%
At fair value | Level 3 | Trading loans
Fair value of assets
Financial assets	£ 277	£ 395
At fair value | Level 3 | Trading securities
Fair value of assets
Financial assets		1
At fair value | Level 3 | Derivatives [Member]
Fair value of assets
Financial assets	930	1,007
At fair value | Level 3 | Other loans
Fair value of assets
Financial assets	684	727
At fair value | Level 3 | Other securities
Fair value of assets
Financial assets	£ 214	£ 203